Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (487,158)	$ (214,879)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,677,410	714,589
Shares issued for services	0	70,473
Changes in operating assets and liabilities:
Accounts Receivable	(489,910)	0
Accounts Payable	(119,370)	248,900
Other Current Assets	(121,460)	0
Other Current Liabilities	62,549	0
Total Adjustments to reconcile Net Income to Net Cash provided by operations:	1,009,219	1,033,962
Net Cash Used in Operating Activities	522,061	819,083
CASH FLOWS FROM INVESTING ACTIVITIES:
Long Term Investments	(23,521)	0
Purchase of Intangible Assets	(3,455,000)	(937,200)
Cash proceed for sale of investments	2,000,000	0
Property & Equipment	0	0
Deposits	0	0
Security Deposits Asset	0	0
Net Cash Used in Investing Activities	(1,478,521)	(937,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from sale of Stock	366,435	0
Contribution by owners	0	600,000
Dividends Paid	0	0
Proceed from note payable	130,000	0
Net Cash Provided by Financing Activities	496,435	600,000
NET INCREASE IN CASH	(460,024)	481,883
CASH AT BEGINNING OF YEAR	484,183	2,300
CASH AT END OF YEAR	24,159	484,183
Non- cash investing and financing activities:
Intangible assets contributed by related party	0	2,910,000
Long Term Investments contributed by related party	0	6,646,870
Purchase of Intangible Assets on accounts	$ 2,916,017	$ 0